INCOME TAXES - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets:
Allowance for credit losses	$ 161	$ 158
Write-down for inventory	56	18
Lease liabilities	834	1,538
Net operating loss carry forwards	33,315	36,108
Gross deferred tax assets	34,366	37,822
Less: Valuation allowance	(33,318)	(36,017)	$ (34,500)
Total deferred tax assets, net	1,048	1,805
Deferred tax liabilities:
Property and equipment, net	(77)	(100)
Acquired intangible assets	(244)	(268)
Operating lease ROU assets	(834)	(1,538)
Total deferred tax liabilities	(1,155)	(1,906)
Net deferred tax liabilities	$ (107)	$ (101)